STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF WARRANTS ACTIVITIES

The following represents a summary of the warrants:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	262,725,000	$0.23875	-	$-

Granted	40,925,000	0.82643	262,725,000	0.23875
Exercised	(20,000,000)	0.20	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	283,650,000	$0.32627	262,725,000	$0.23875
Intrinsic value of warrants	$18,400,000		$104,800,000
Weighted Average Remaining Contractual Life (Years)	2.19		1.88

SUMMARY OF STOCK OPTION

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-	$-	-	$-

Granted	630,000	0.70	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Ending balance	630,000	$0.70	-	$-
Intrinsic value of warrants	$-		$-
Weighted Average Remaining Contractual Life (Years)	9.82		-

SUMMARY OF FAIR VALUE VALUATION TECHNIQUES
	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Expected term	2-10	2
Expected volatility	182 - 409%	761%
Expected dividend yield	-	-
Risk-free interest rate	0.10 - 0.58%	0.33%